Commitments and Contingencies - Guarantee and Financial Service Agreements (Details) - USD ($)			1 Months Ended			12 Months Ended
	Aug. 08, 2014	Jul. 14, 2014	Feb. 28, 2015	Jan. 31, 2015	Jul. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Financial Services Agreements
Investment advisory compensation, expressed as a percentage of funds raised	8.00%			7.00%
Warrants issued equal to percentage of shares issued as part of a private equity offering	3.00%			7.00%
Price of warrants expressed as a percentage of the price of securities sold as part of a private equity offering per the terms of the financial advisory services agreement				120.00%
Term of investment advisory services agreement	6 months			6 months
Equity offering per terms investment advisory services agreement				$ 15,000,000
Investment advisory service, term of warrant				5 years
Common Stock Warrants
Guarantee
Period of warrant					5 years	5 years
Shares that may be purchased under warrant agreement					3,289,086	2,229,702	232,450
Exercise price of warrants (in dollars per share)					$ 1.88	$ 2.00
Director | Common Stock Warrants
Guarantee
Period of warrant		5 years
Shares that may be purchased under warrant agreement		2,250,000
Exercise price of warrants (in dollars per share)		$ 1.88
Guarantee of Lease by Director
Guarantee
Lease financing agreement term			3 years
Maximum borrowing capacity under lease financing agreement			$ 500,000
Guarantee of Lease by Director | Director | Common Stock Warrants
Guarantee
Period of warrant			5 years
Shares that may be purchased under warrant agreement			407,614
Exercise price of warrants (in dollars per share)			$ 1.15
Percentage vested and exercisable upon issuance			100.00%